Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	March 31, 2026	December 31, 2025
$350 million Revolving Credit Facility	97,000	127,000
$15 million Working Capital Facility	6,359	—
Total debt	103,359	127,000
Non-current portion of long-term debt	103,359	127,000

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2026
2026(1)	—
2027	—
2028	—
2029	—
2030	6,359
2031	97,000
103,359

(1) Nine-month period ending December 31, 2026